SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2020	May 31, 2020	May 31, 2021
Total revenue	$ 405,430,689	$ 124,639,420	$ 595,202,549	$ 182,054,687	$ 1,070,324	$ 371,887,272
China, Hong Kong & Taiwan [Member]
Total revenue	125,312,137	58,742,573	203,417,446	95,051,241		186,932,382
Asia [Member]
Total revenue						104,475,697
UNITED STATES
Total revenue	16,212,165	14,946,011	23,204,268	20,223,652		31,452,041
INDIA
Total revenue	78,801,261	6,370,739	99,449,575	10,386,329		28,164,102
Other [Member]
Total revenue	20,221,729	4,033,929	28,871,242	6,715,465	$ 1,070,324	$ 20,863,050
Southeast Asia [Member]
Total revenue	$ 164,883,397	$ 40,546,168	$ 240,260,018	$ 49,678,000